CORPORATE BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Disclosure of corporate borrowings

AS AT DEC. 31 (MILLIONS)	Maturity	Annual Rate	Currency	2017	2016
Term debt
Public – U.S.	Apr. 25, 2017	5.80%	US$	$—	$239
Public – Canadian	Apr. 25, 2017	5.29%	C$	—	186
Public – Canadian	Apr. 9, 2019	3.95%	C$	478	447
Public – Canadian	Mar. 1, 2021	5.30%	C$	278	260
Public – Canadian	Mar. 31, 2023	4.54%	C$	479	448
Public – Canadian	Mar. 8, 2024	5.04%	C$	398	372
Public – U.S.	Apr. 1, 2024	4.00%	US$	748	—
Public – U.S.	Jan. 15, 2025	4.00%	US$	500	500
Public – Canadian	Jan. 28, 2026	4.82%	C$	689	646
Public – U.S.	Jun. 2, 2026	4.25%	US$	496	495
Public – Canadian	Mar. 16, 2027	3.80%	C$	397	372
Public – U.S.	Mar. 1, 2033	7.38%	US$	250	250
Public – Canadian	Jun. 14, 2035	5.95%	C$	335	313
Public – U.S.	Sep. 20, 2047	4.70%	US$	546	—
				5,594	4,528
Commercial paper and bank borrowings		1.62%	C$	103	—
Deferred financing costs[1]				(38)	(28)
Total				$5,659	$4,500

1.	Deferred financing costs are amortized to interest expense over the term of the borrowing using the effective interest method
Principal repayments on property-specific borrowings due over the next five calendar years and thereafter are as follows:

(MILLIONS)	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Total
2018	$5,602	$1,918	$653	$550	$77	$8,800
2019	5,569	1,220	772	720	163	8,444
2020	3,960	1,216	933	540	82	6,731
2021	6,842	1,034	774	155	17	8,822
2022	3,194	1,031	765	410	6	5,406
Thereafter	12,068	7,811	5,113	523	3	25,518
Total – Dec. 31, 2017	$37,235	$14,230	$9,010	$2,898	$348	$63,721
Total – Dec. 31, 2016	$34,322	$7,963	$7,901	$1,837	$419	$52,442

The weighted-average interest rate on property-specific borrowings as at December 31, 2017 was 4.9% (2016 – 4.9%).
The current and non-current balances of property-specific borrowings are as follows:

AS AT DEC. 31 (MILLIONS)	2017	2016
Current	$8,800	$7,655
Non-current	54,921	44,787
Total	$63,721	$52,442

Property-specific borrowings by currency include the following:

(MILLIONS)	2017	Local Currency		2016	Local Currency
U.S. dollars	$39,164	US$	39,164	$31,804	US$	31,804
British pounds	6,117		£4,525	5,251		£4,250
Canadian dollars	5,272	C$	6,627	4,427	C$	5,951
Australian dollars	3,518	A$	4,506	3,066	A$	4,260
Brazilian reais	2,677	R$	8,856	1,569	R$	5,117
Korean won	1,682	₩	1,795,518	1,317	₩	1,589,450
Colombian pesos	1,556	COP$	4,645,648	1,693	COP$	5,086,971
Indian rupees	1,346	₨	85,720	715	₨	48,603
Chilean unidades de fomento	976	UF	22	901	UF	23
European Union euros	766		€638	1,217		€1,157
Peruvian nuevo soles	450	S	1,459	435	S	1,459
South African rand	154	ZAR	1,909	—	ZAR	—
New Zealand dollars	43	NZD$	60	47	NZD$	60
Total	$63,721			$52,442

b)	Subsidiary Borrowings
Principal repayments on subsidiary borrowings due over the next five calendar years and thereafter are as follows:

(MILLIONS)	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Total
2018	$1,414	$159	$99	$284	$—	$1,956
2019	158	—	—	38	—	196
2020	1,365	358	—	—	601	2,324
2021	277	—	298	—	—	575
2022	—	318	1,147	—	496	1,961
Thereafter	—	830	558	58	551	1,997
Total – Dec. 31, 2017	$3,214	$1,665	$2,102	$380	$1,648	$9,009
Total – Dec. 31, 2016	$2,765	$2,030	$1,002	$536	$1,616	$7,949

The weighted-average interest rate on subsidiary borrowings as at December 31, 2017 was 4.1% (2016 – 4.1%).
The current and non-current balances of subsidiary borrowings are as follows:

AS AT DEC. 31 (MILLIONS)	2017	2016
Current	$1,956	$866
Non-current	7,053	7,083
Total	$9,009	$7,949

Subsidiary borrowings by currency include the following:

AS AT DEC. 31 (MILLIONS)	2017	Local Currency		2016	Local Currency
U.S. dollars	$5,305	US$	5,305	$4,441	US$	4,441
Canadian dollars	3,547	C$	4,460	3,364	C$	4,525
Australian dollars	156	A$	199	143	A$	200
British pounds	1		£1	—		£—
European Union euros	—		€—	1		€1
Total	$9,009			$7,949